SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Oct. 27, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year	Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal years 2013, 2012, and 2011 consisted of 52 weeks.
Cash and Cash Equivalents

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 27, 2013, and October 28, 2012, consisted primarily of money market funds rated AAA, and other highly liquid investment accounts.

Fair Value Measurements

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $4.6 million for the fiscal year ended October 27, 2013, a gain of $4.3 million for the fiscal year ended October 28, 2012, and a gain of $1.2 million for the fiscal year ended October 30, 2011. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

During fiscal 2011, 2012, and 2013, the Company also held securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $0.2 million related to these investments during the first quarter of the fiscal year ended October 27, 2013, compared to a gain of $1.3 million for the fiscal year ended October 28, 2012, and a gain of $0.5 million for the fiscal year ended October 30, 2011. These securities were liquidated in the first quarter of fiscal 2013.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method. Adjustments to the Company’s lower of cost or market inventory reserve are reflected in cost of products sold in the Consolidated Statements of Operations.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all material development and implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives.

Goodwill and Other Intangibles

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If performed, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. Even if not required, the Company periodically elects to perform the quantitative test in order to confirm the qualitative assessment.

Based on the qualitative assessment conducted in fiscal 2013, performance of the quantitative two-step test was not required for any of the Company’s reporting units. However, the Company also elected to perform the quantitative test in fiscal year 2013 to further validate the qualitative assessment. No goodwill impairment charges were recorded in fiscal years 2013, 2012, or 2011.

In conducting the annual impairment test for its indefinite-lived intangible assets, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that an indefinite-lived intangible asset is impaired. If the Company concludes that this is the case, then a quantitative test for impairment must still be performed. Otherwise, the Company does not need to perform a quantitative test.

In conducting the initial qualitative assessment, the Company analyzes growth rates for historical net sales and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their intangible assets or the applicable royalty rates to determine if there are factors that could impair the asset.

If performed, the quantitative impairment test compares the fair value and carrying value of the indefinite-lived intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. Even if not required, the Company periodically elects to perform the quantitative test in order to confirm the qualitative assessment.

Based on the qualitative assessment conducted in fiscal 2013, performance of the quantitative test was not required for any of the Company’s indefinite-lived intangible assets. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal years 2013, 2012, or 2011.

Impairment of Long-lived Assets

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. No material write-downs were recorded in fiscal years 2013, 2012, or 2011.

Contingent Liabilities

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate. The Company also discloses the nature of and range of loss for claims against the Company when losses are reasonably possible and material.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent, and for which there are no other indicators of control. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2013, 2012, or 2011.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2013, 2012, and 2011 were $89.9 million, $103.4 million, and $115.3 million, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.
Research and Development Expenses

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2013, 2012, and 2011 were $29.9 million, $29.8 million, and $29.4 million, respectively.

Income taxes

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options

Employee Stock Options: The Company records stock- based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Accounting Changes and Recent Accounting Pronouncements

Accounting Changes and Recent Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 210, Balance Sheet. The update enhances disclosures related to the offsetting of certain assets and liabilities to enable users of financial statements to understand the effect of those arrangements on financial position. The updated guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new provisions of this accounting standard at the beginning of fiscal year 2014, and adoption is not expected to have a material impact on the consolidated financial statements.

In February 2013, the FASB updated the guidance within ASC 220, Comprehensive Income. The update requires companies to report, in one place, information about reclassifications out of accumulated other comprehensive income (AOCI) and changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the same reporting period, reporting is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under U.S. generally accepted accounting principles is required. The above information must be presented in one place, either parenthetically on the face of the financial statements by income statement line item, or in a note. The updated guidance is to be applied prospectively, and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012, with early adoption permitted. The Company will adopt the new provisions of this accounting standard at the beginning of fiscal year 2014, and adoption is not expected to have a material impact on the consolidated financial statements as it relates to presentation and disclosure only.